Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Expenses and Other Current Liabilities
Interest payable	¥ 21,053		¥ 19,347
Payables to merchants	511,370		590,517
Accrual for salary, bonus and employee benefits	22,211		31,141
Advertising fees payable	19,216		37,307
Accrued expenses	22,008		42,904
Deposits from merchants	50,256		41,079
Contingent consideration			10,253
Other tax payable	95,322		89,994
Others	929		33,152
Accrued Expenses and Other Current Liabilities	742,365	$ 113,772	895,694
Restricted cash deposit pledged to the merchants as collateral	¥ 0		¥ 150,000